Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information

NOTE 16 – Segment Information

The Company has determined that it operates as a single operating segment. The Company offers a vertical software-as-a-service (or SaaS) platform for the enterprise. The flagship product, the CXAI Platform (pronounced “Sky”), provides a comprehensive suite of tools designed to empower employees and enable organizations to create smarter workplaces. The Company’s Chief Executive Officer is the Chief Operating Decision Maker (“CODM”). The CODM allocates resources and makes operating decisions based on consolidated net income.

The CODM does not evaluate profitability below the level of the consolidated company. The Company uses net income (loss) as the primary measure of financial performance. However, in evaluating operating results on a budget versus actual basis, the Company focuses on cash-based operating expenses as a more cost of revenue, professional services, marketing, research and development, and other general and administrative expenses—to be significant. In contrast, the Company does not place significant emphasis on stock-based compensation, amortization of intangibles, change in fair value of warrant liabilities, loss on debt extinguishment, and other non-cash adjustments in its internal analysis of period-over-period operating results.

The following table presents selected financial information with respect to the Company’s single operating segment:

	Successor		Predecessor
(In thousands)	Year ended December 31, 2024	Period from March 15, 2023 to December 31, 2023	Period from January 1, 2023 to March 14, 2023
Revenue – Licenses	$6,202	$4,560	$1,204
Revenue – Professional Services	798	1,186	416
Revenue – Hardware	142	-	-
Less:
Cost of revenue	1,285	1,268	483
Research and development	5,744	5,309	1,455
Sales and marketing	2,870	3,242	964
General and administrative	5,489	4,294	2,293
Other noncash expenses(1)	5,495	39,841	806
Interest expense (income), net	1,756	(65)	1
Loss on warrant liabilities	3,152	4,714	-
Loss on debt extinguishment	1,052	-	-
Other expense/(income), net	342	(47)	-
Add:
Income tax benefit	635	3,572	-

Net loss	$(19,408)	$(49,238)	$(4,380)

(1)	Other for the year ended December 31, 2024, includes $2.83 million of stock compensation and related expenses, $2.73 million of intangible amortization expense. Other for the period from March 15, 2023, to December 31, 2023 (Successor), includes $1.08 million of stock compensation expenses, $36.06 millions of goodwill impairment loss, 0.54 million of acquisition related cost, and $2.16 million of intangible amortization expense.